Schedule of Revenue Recognition Disaggregated by Timing (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total	$ 1,638	$ 2,162	$ 2,226	$ 3,086	$ 4,216	$ 4,650	$ 2,764
Sales of Merchandise [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		4	4		7	4
Sales of Merchandise [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		4	4		7	4
Swim Fees [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		2,158	2,222		4,209	4,646	2,764
Swim Fees [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognition disaggregated by timing total		$ 2,158	$ 2,222		$ 4,209	$ 4,646	$ 2,764